Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	ESG INC.
Entity Central Index Key	0001883835
Entity Primary SIC Number	2836
Entity Tax Identification Number	87-1918342
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 East Hillendale Road
Entity Address, City or Town	Chadds Ford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19317
City Area Code	267
Local Phone Number	467-5871
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false